Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Debt

10. Debt

Debt consists of the following (in thousands):

	MARCH 31, 2014	DECEMBER 31, 2013
Term Loan (Term Loan) bearing interest at 7.00% per annum which is payable monthly through April 2016. The Term Loan is collateralized by all of the Company’s inventories, chattel paper, accounts receivable, equipment and general intangibles (excluding certain financed equipment and intellectual property) pledged as collateral under the Term Loan, subordinated	279	309
Promissory note bearing interest at 7.00% per annum which is payable monthly through November 2014, collateralized by all of the Company’s inventories, chattel paper, accounts receivable, equipment and general intangibles (excluding certain financed equipment and intellectual property), net of unamortized debt discount at March 31, 2014 of $1, subordinated	87	123
Junior secured promissory notes (October 2012 and April 2013 Junior Secured Promissory Notes) bearing interest at 12.00% per annum which are payable monthly through October 2015, collateralized by substantially all of the Company’s assets, net of unamortized debt discount at March 31, 2014 of $381	12,069	12,005

Debt	12,435	12,437
Less current portion	(123)	(157)

	$12,312	$12,280

The fair value of the Company’s outstanding debt obligations was $13,746,000 and $13,950,000 as of March 31, 2014 and December 31, 2013, respectively, which was estimated based on a discounted cash flow model using an estimated market rate of interest of 7.0% and is classified as Level 3 within the fair value hierarchy.

Promissory Notes, Term Loan, Revolving Line of Credit and Credit Facility

In March 2009, October 2010 and October 2011, the Company and the bank agreed to modify the terms of its existing revolving line of credit (Revolver). Under the modified terms of the Revolver, the Company’s borrowings under the Revolver were limited to 75% of qualifying accounts receivable with a maximum borrowing limit of $500,000. In March 2012, the Company entered into a change in terms agreement with the bank under which the existing Revolver was replaced by the Term Loan in the amount of $500,000 with a rate of 7.00% per annum, maturing April 1, 2016. The Company’s inventories, chattel paper, accounts receivable, equipment and general intangibles (excluding certain financed equipment and intellectual property) have been pledged as collateral under the Term Loan. The Revolver was terminated in March 2012.

In March 2009, the Company borrowed $650,000 pursuant to a promissory note with a bank which bears interest at the rate of 7.00% per annum and is repayable in six monthly interest only payments starting May 1, 2009, followed by 60 equal monthly installments of $13,000 commencing November 1, 2009, with the final payment due on November 1, 2014. All of the Company’s inventories, chattel paper, accounts receivable, equipment and general intangibles (excluding certain financed equipment and any intellectual property) have been pledged as collateral for the promissory notes.

On October 2, 2012, the Company borrowed $7,500,000 pursuant to senior notes (October 2012 Junior Secured Promissory Notes) with a group of lenders. The October 2012 Junior Secured Promissory Notes have an initial term of three years and can be extended for an additional two years in one year increments. During the initial three-year term, the October 2012 Junior Secured Promissory Notes bear interest at 12% per annum. If the term of the October 2012 Junior Secured Promissory Notes is extended an additional year, the interest rate increases to 13% during the fourth year. If the term of the October 2012 Junior Secured Promissory Notes is extended for an additional two years, the interest rate is 14% during the fifth year. Interest on the October 2012 Junior Secured Promissory Notes is payable monthly through the initial maturity date of the loan which is October 2, 2015 or through any extension period. The principal and all unpaid interest are due on the maturity date, as may be extended.

As part of the terms of the October 2012 Junior Secured Promissory Notes, the Company is required to pay a fee of 5% of the funded principal amount to the agent that facilitated the borrowing and provides management of the relationship with the group of lenders (Agent Fee). This Agent Fee is payable within 30 days after all interest and principal have been paid. For each year the Company extends the maturity date of the October 2012 Junior Secured Promissory Notes beyond the initial term, the agent will receive an additional 1% fee based on the funded principal amount. The present value of the unpaid Agent Fee, based on 5% of the funded principal amount, or $261,000, as of the closing date of the October 2012 Junior Secured Promissory Notes was recorded as both deferred financing costs as a component of current and non-current other assets and non-current other liabilities. The amortization of the deferred financing costs and the accretion of the Agent Fee are recorded to interest expense over the term of the arrangement. As of March 31, 2014 and December 31, 2013, $519,000 and $502,000, respectively, of the Agent Fee, including the amounts relating to the additional funds received from the issuance of the April 2013 Junior Secured Promissory Notes discussed below, was recorded under non-current other liabilities. In addition, the Company incurred an additional $66,000 in financing-related costs, primarily legal fees. These costs were recorded as deferred financing costs as a component of current and non-current other assets and are being amortized to interest expense over the term of the arrangement. The October 2012 Junior Secured Promissory Notes are secured by the Company’s ownership interest in MMM LLC, a security interest in the assets of the Manufacturing Plant, and all of the Company’s other assets, subject to certain permitted liens.

The Company also issued warrants (Common Stock Warrants) to the group of lenders to purchase a number of shares of common stock equal to 15% of the funded principal amount of the October 2012 Junior Secured Promissory Notes divided by 70% of the value of common stock in a sale of the Company or a qualified IPO, with such Common Stock Warrants having an exercise price of 70% of the value of common stock in a sale of the Company or a qualified IPO. The Common Stock Warrants would be automatically exercised immediately prior to expiration on the earlier to occur of a qualified IPO or a sale of the Company or the maturity of the October 2012 Junior Secured Promissory Notes. The October 2012 Junior Secured Promissory Notes could be prepaid six months after the initial funding date or earlier if a qualified IPO or a sale of the Company occurs. As the predominant settlement feature of the Common Stock Warrants is to settle a fixed monetary amount with a variable number of shares, the Common Stock Warrants were accounted for under ASC 480, Distinguishing Liabilities from Equity (ASC 480). Accordingly, the Common Stock Warrants were recorded at estimated fair value on their issuance date and were adjusted to their estimated fair value as of each reporting date with the change in estimated fair value recorded as a component of change in estimated fair value of financial instruments in the Company’s consolidated statements of operations. The fair value of the Common Stock Warrants at the date of issuance of $282,000 was recorded as a discount to the October 2012 Junior Secured Promissory Notes and is being amortized to interest expense over the term of the arrangement. Until the effective date of our IPO in August 2013, the Company estimated the fair value of the Common Stock Warrants using a PWERM valuation based on unobservable inputs, and, therefore, the Common Stock Warrants were considered to be Level 3 liabilities. Upon closing of the IPO, the exercise price of the Common Stock Warrants was determined to be $8.40 per share and the number of shares to be issued upon exercise of the warrants was no longer variable. As a result of the IPO, the Common Stock Warrants were considered to be indexed to the Company’s stock, and accordingly, the common stock warrants liability was reclassified and included in stockholders’ equity during the year ended December 31, 2013. In connection with the IPO, the Common Stock Warrants were exercised and accordingly, as of March 31, 2014, these warrants were no longer outstanding.

The October 2012 Junior Secured Promissory Notes contained certain covenant requirements which included a requirement to maintain a minimum cash balance of the lesser of the April 2012 Senior Secured Promissory Note indebtedness or $5,000,000. The April 2012 Senior Secured Promissory Note was fully paid off in January 2013. The Company was also precluded from adding additional debt without lender approval unless such debt is subordinated to the October 2012 Junior Secured Promissory Notes and not more than $2,000,000. In the event of default on the October 2012 Junior Secured Promissory Notes, the lenders could declare the entire unpaid principal and interest immediately due and payable.

On April 10, 2013 (Conversion Date), the Company entered an amendment to increase, by up to $5,000,000, the amount available under the terms of the October 2012 Junior Secured Promissory Notes. Under this amendment, an additional $4,950,000 in Notes were issued for $3,700,000 in cash consideration received and for the cancellation of $1,250,000 of the total principal balance of the October 2012 Subordinated Convertible Note (collectively, April 2013 Junior Secured Promissory Notes). The total amount borrowed under the amended loan agreement for the October 2012 Junior Secured Promissory Notes and the April 2013 Junior Secured Promissory Notes increased from $7,500,000 to $12,450,000 as of the Conversion Date. The accrued interest of $74,000 for the partially converted October 2012 Subordinated Convertible Note as of the Conversion Date would be repaid or converted on the applicable maturity date of the October 2012 Subordinated Convertible Note.

In connection with the issuance of the April 2013 Junior Secured Promissory Notes, the Company issued additional warrants (Additional Common Stock Warrants) to purchase a number of shares of common stock equal to 20% of the funded principal amount of the April 2013 Junior Secured Promissory Notes divided by 70% of the value of common stock in a sale of the Company or a qualified IPO, with such Additional Common Stock Warrants to have an exercise price of 70% of the value of common stock in a sale of the Company or a qualified IPO. As the predominant settlement feature of the Additional Common Stock Warrants was to settle a fixed monetary amount with a variable number of shares, the Common Stock Warrants were accounted for under ASC 480. Accordingly, the Additional Common Stock Warrants were recorded at estimated fair value on their issuance date and were adjusted to their estimated fair value as of each reporting date with the change in estimated fair value recorded as a component of change in estimated fair value of financial instruments in the Company’s consolidated statements of operations. The fair value of the Additional Common Stock Warrants at the date of issuance was estimated to be $465,000. The Company estimated the fair value of the Additional Common Stock Warrants using a PWERM valuation based on unobservable inputs and, therefore, the Additional Common Stock Warrants were considered to be Level 3 liabilities. Upon closing of the IPO, the exercise price of the Common Stock Warrants was determined to be $8.40 per share and the number of shares to be issued upon exercise of the warrants was no longer variable. As a result of the IPO, the Common Stock Warrants were considered to be indexed to the Company’s stock, and accordingly, the common stock warrants liability was reclassified and included in stockholders’ equity during the year ended December 31, 2013.

The debt holder who converted $1,250,000 principal balance of the October 2012 Subordinated Convertible Note (with a fair value of $1,360,000 on the date of conversion) also loaned an additional $2,500,000 in cash as part of the April 2013 Junior Secured Promissory Notes (collectively, the $3,750,000 Notes). The Company accounted for the conversion as an extinguishment of debt in accordance with ASC 470-50-40. The $1,360,000 fair value of the partially converted October 2012 Subordinated Convertible Note on the Conversion Date was derecognized and the fair value of the $3,750,000 Notes with the portion of the fair value of the Additional Common Stock Warrants issued to this debt holder on the date of issuance was recorded. The Company recorded the $49,000 excess of the total fair value of the $3,750,000 Notes and the related Additional Common Stock Warrants on the issuance date over total consideration received as a gain on extinguishment of debt in the accompanying consolidated statements of operations for the year ended December 31, 2013.

The following table shows the consideration received, fair values of the notes and common stock warrants issued and calculation of the gain on extinguishment of debt for the $3,750,000 Notes (in thousands):

Consideration received
Fair Value of October 2012 Subordinated Convertible Note	$1,360
Cash	2,500

Total Consideration Received (a)	$3,860
Notes and Warrants Issued
Principal Balance of Notes Issued	$3,750
Debt Discount (1)	(291)

Fair Value of Notes Issued	3,459
Fair Value of Additional Common Stock Warrants Issued	352

Total Fair Value of Notes and Warrants Issued (b)	$3,811

Gain on Extinguishment of Debt (a - b)	$49

(1)	The amortization of this account is being recorded in interest expense in the consolidated statements of operations over the term of the arrangement.

The remaining fair value to the Additional Common Stock Warrants of $113,000, net of the fair value of the Additional Common Stock Warrants issued of $352,000 related to the $3,750,000 Notes discussed above, was recorded as a debt discount to the April 2013 Junior Secured Promissory Notes and is being amortized to interest expense over the term of the arrangement.

As a result of the amendment described above, the Company is also required to pay the Agent Fee, 5% of the $3,700,000 in cash received from the April 2013 Junior Secured Promissory Notes, under the same terms as the October 2012 Junior Secured Promissory Notes. In addition, the portion of the Agent Fee relating to the converted October 2012 Subordinated Convertible Note that would be due under the terms of the October 2012 Subordinated Convertible Note will be paid under the terms of the October 2012 and April 2013 Junior Secured Promissory Notes. The present value of the unpaid Agent Fee of $172,000, based on 5% of the funded principal amount of $4,950,000, as of the closing date of the April 2013 Junior Secured Promissory Notes was recorded as both deferred financing costs as a component of current and non-current other assets and non-current other liabilities. The amortization of the deferred financing costs and the accretion of the Agent Fee are being amortized to interest expense over the term of the arrangement.

In addition, the Company incurred an additional $24,000 in financing-related costs, primarily legal fees. These costs were recorded as deferred financing costs as a component of current and non-current other assets and are being amortized to interest expense over the term of the arrangement.

The amendment to the loan agreement also amended the interest provision applicable to the October 2012 and April 2013 Junior Secured Promissory Notes to allow any holder of the October 2012 and April 2013 Junior Secured Promissory Notes to request the Company to defer all interest due monthly to the applicable maturity date, and the optional prepayment provision applicable to the October 2012 and April 2013 Junior Secured Promissory Notes to allow the Company to repay the outstanding amount of the October 2012 and April 2013 Junior Secured Promissory Notes, either (i) with the written consent of the lender or the agent on such lenders’ behalf or (ii) without such consent provided that the Company pays the interest that would have been due from the prepayment date to the initial maturity date.

Activity related to the October 2012 and April 2013 Junior Secured Promissory Notes from December 31, 2013 through March 31, 2014 consisted of the following (in thousands):

	DECEMBER 31, 2013	ADDITIONS	AMORTIZATION OF DEBT DISCOUNT	PRINCIPAL PAYMENTS	MARCH 31, 2014
Principal	$12,450	$—	$—	$—	$12,450
Debt discount related to issuance of common stock warrants (1)	(241)	—	35	—	(206)
Discount related to the $3,750,000 Notes (1)	(204)	—	29	—	(175)

	$12,005	$—	$64	$—	$12,069

(1)	The amortization of this account is included in interest expense in the consolidated statements of operations and as non-cash interest expense in the consolidated statements of cash flows.

On June 14, 2013, the Company entered into a credit facility agreement (June 2013 Credit Facility) with a group of lenders that were, or that were affiliated with, existing investors in the Company. Under the June 2013 Credit Facility, the lenders have committed to permit the Company to draw an aggregate of up to $5,000,000, and, subject to the Company’s obtaining additional commitments from lenders, such amount may be increased to up to $7,000,000. The June 2013 Credit Facility expires on June 30, 2014. During the term of the June 2013 Credit Facility, the Company could request from the lenders up to four advances, with each advance equal to one-quarter of each lender’s aggregate commitment amount. The Company would issue a promissory note in the principal amount of each such advance that would accrue interest at a rate of 10% per annum. The principal and all unpaid interest under the promissory notes would be due on the maturity date, and the Company could not prepay the promissory notes prior to the maturity date without consent of at least a majority in interest of the aggregate principal amount of the promissory notes then outstanding under the credit facility. In connection with the June 2013 Credit Facility, the Company paid a fee of 2% of the total commitment amount to the lenders. In addition, the Company incurred an additional $10,000 in financing-related costs, primarily legal fees. These costs were recorded as deferred financing costs as a component of current other assets and are being amortized to interest expense over the term of the arrangement.

In connection with the June 2013 Credit Facility, the Company issued warrants (June 2013 Warrants) to purchase a number of shares of common stock equal to 10% of the total committed amount of the June 2013 Credit Facility divided by 70% of the value of common stock in a sale of the Company or a qualified IPO, with such June 2013 Warrants to have an exercise price of 70% of the value of common stock in a sale of the Company or a qualified IPO. The June 2013 Warrants expire upon the earlier of June 14, 2023 or the sale of the Company. As the predominant settlement feature of the June 2013 Warrants was to settle a fixed monetary amount with a variable number of shares, the June 2013 Warrants were accounted for under ASC 480. Accordingly, the June 2013 Warrants were recorded at estimated fair value on their issuance date and were adjusted to their estimated fair value as of each reporting date with the change in estimated fair value recorded as a component of change in estimated fair value of financial instruments in the Company’s consolidated statements of operations. The fair value of the June 2013 Warrants at the date of issuance of $435,000 was recorded as a deferred financing cost as a current other asset and is being amortized to interest expense over the term of the arrangement. Until the effective date of the IPO in August 2013, the Company estimated the fair value of the June 2013 Warrants using a PWERM valuation based on unobservable inputs and, therefore, the June 2013 Warrants were considered to be Level 3 liabilities. Upon closing of the IPO, the exercise price of the June 2013 Warrants was determined to be $8.40 per share and the number of shares to be issued upon exercise of the warrants was no longer variable. As a result of the IPO, the June 2013 Warrants were considered to be indexed to the Company’s stock, and accordingly, the common stock warrants liability was reclassified and included in stockholders’ equity during the year ended December 31, 2013.

During the three months ended and as of March 31, 2014 and the year ended December 31, 2013, there were no amounts outstanding under the June 2013 Credit Facility.

The Company is also required to comply with certain affirmative and negative covenants under the debt agreements discussed above. In the event of default on the debt, the lender(s) may declare the entire unpaid principal and interest immediately due and payable. As of March 31, 2014, the Company was in compliance with all of the affirmative and negative covenants, and there were no events of default, as defined in the agreements, related to the debt.

8. Debt

Debt consists of the following (in thousands):

	DECEMBER 31
	2013	2012
Promissory note bearing interest at 6.25% per annum, which is payable monthly through May 2013, collateralized by all of the Company’s inventories, chattel paper, accounts receivable, equipment and general intangibles (excluding certain financed equipment and intellectual property). The Promissory Note was repaid in May 2013 (1)	$—	$35
Term Loan (Term Loan) bearing interest at 7.00% per annum which is payable monthly through April 2016. The Term Loan is collateralized by all of the Company’s inventories, chattel paper, accounts receivable, equipment and general intangibles (excluding certain financed equipment and intellectual property) pledged as collateral under the Term Loan, subordinated (1)	309	426
Promissory note bearing interest at 7.00% per annum which is payable monthly through November 2014, collateralized by all of the Company’s inventories, chattel paper, accounts receivable, equipment and general intangibles (excluding certain financed equipment and intellectual property), net of unamortized debt discount at December 31, 2013 of $2, subordinated (1)	123	261
Senior secured promissory note (April 2012 Senior Secured Promissory Note) bearing interest at 15.00% per annum which is payable monthly through April 2017, collateralized by substantially all of the Company’s assets. The April 2012 Senior Secured Promissory Note was repaid in January 2013	—	8,374
Junior secured promissory notes (October 2012 and April 2013 Junior Secured Promissory Notes) bearing interest at 12.00% per annum which are payable monthly through October 2015, collateralized by substantially all of the Company’s assets, net of unamortized debt discount at December 31, 2013 of $445 (1)	12,005	7,242

Debt	12,437	16,338
Less current portion	(157)	(8,572)

	$12,280	$7,766

(1)	The lender’s security interest was subordinate to the holders of the April 2012 Senior Secured Promissory Note with the exception of its interest in equipment.

As of December 31, 2013, aggregate contractual future principal payments on the Company’s debt, by year, are due as follows (in thousands):

Years ending December 31:
2014	$251
2015	12,585
2016	48

Total future principal payments	$12,884

The fair value of the Company’s outstanding debt obligations was $13,950,000 as of December 31, 2013, which was estimated based on a discounted cash flow model using an estimated market rate of interest of 7.0% and is classified as Level 3 within the fair value hierarchy. The Company believes the carrying values of its debt approximate their fair values at December 31, 2012 based on the interest rates as of those dates compared to similar debt instruments.

Promissory Notes, Term Loan, Revolving Line of Credit and Credit Facility

In May 2008, the Company borrowed $400,000 pursuant to a promissory note with a bank which had an interest rate of 6.25% per annum and was payable in 60 equal monthly installments of $7,785 commencing June 1, 2008. This promissory note was repaid in May 2013.

In March 2009, October 2010 and October 2011, the Company and the bank agreed to modify the terms of its existing revolving line of credit (Revolver). Under the modified terms of the Revolver, the Company’s borrowings under the Revolver were limited to 75% of qualifying accounts receivable with a maximum borrowing limit of $500,000. In March 2012, the Company entered into a change in terms agreement with the bank under which the existing Revolver was replaced by the Term Loan in the amount of $500,000 with a rate of 7.00% per annum, maturing April 1, 2016. The Company’s inventories, chattel paper, accounts receivable, equipment and general intangibles (excluding certain financed equipment and intellectual property) have been pledged as collateral under the Term Loan. The Revolver was terminated in March 2012.

In March 2009, the Company borrowed $650,000 pursuant to a promissory note with the bank which bears interest at the rate of 7.00% per annum and is repayable in six monthly interest only payments starting May 1, 2009, followed by 60 equal monthly installments of $13,000 commencing November 1, 2009, with the final payment due on November 1, 2014. All of the Company’s inventories, chattel paper, accounts receivable, equipment and general intangibles (excluding certain financed equipment and any intellectual property) have been pledged as collateral for the promissory notes.

On April 13, 2012, the Company borrowed $10,000,000 pursuant to a senior secured promissory note (April 2012 Senior Secured Promissory Note) which had an interest rate of 15.00% per annum and required the Company to pay the lender non-refundable loan fees of $625,000. The April 2012 Senior Secured Promissory Note was payable in 59 monthly installments of $238,000 beginning in May 2012 with all unpaid principal and interest due in April 2017. The April 2012 Senior Secured Promissory Note was secured by a first priority security interest in substantially all of the Company’s present and future assets. The Company also issued a warrant (Series C Warrant) to the lender to purchase 191,000 shares of the Company’s Series C convertible preferred stock with an exercise price of $7.846 per share. Under its terms, the Series C Warrant would expire, unless exercised, on the earlier to occur of April 2022 or one year after the Company successfully completes a Qualified IPO, however the Series C Warrant was exercised effective upon the completion of the IPO (See Note 20). Until the effective date of the IPO, the Company estimated the fair value of the Series C Warrant using a PWERM valuation based on unobservable inputs and, therefore, the Series C Warrant was considered to be a Level 3 liability.

The loan fees and the fair value of the Series C Warrant at the date of issuance of $625,000 and $306,000, respectively, were recorded as a debt discount to the April 2012 Senior Secured Promissory Note and were being amortized to interest expense over the term of the arrangement.

Under the terms of the April 2012 Senior Secured Promissory Note, the Company could have elected to prepay the entire outstanding principal balance upon thirty days written notice to the lender. In the event the Company decided to prepay the entire loan balance, the Company would incur a termination fee that would be calculated based on the April 2012 Senior Secured Promissory Note’s outstanding principal balance as of the effective date of termination notice. The termination fee is 0% to 3% of the April 2012 Senior Secured Promissory Note’s outstanding balance as of the effective date of the termination notice, depending on the timing of the termination.

Under the terms of the December 2012 Convertible Note issued in December 2012 (Note 9), the Company was required to use the proceeds from this convertible note to repay all outstanding balance of the April 2012 Senior Secured Promissory Note within 35 days of closing. The Company repaid the outstanding balance of the April 2012 Senior Secured Promissory Note in January 2013 and classified the outstanding balance of the April 2012 Senior Secured Promissory Note as of December 31, 2012 as a current liability. The total amount of the payout was $9,451,000 which consisted of $9,139,000 in principal, $34,000 in accrued interest, and an early termination fee of $278,000. The termination fee was recorded as incremental interest expense in the accompanying consolidated statements of operations for the year ended December 31, 2013.

Activity related to the April 2012 Senior Secured Promissory Note from December 31, 2012 through December 31, 2013 consisted of the following (in thousands):

	DECEMBER 31, 2012	AMORTIZATION OF DEBT DISCOUNT	PRINCIPAL PAYMENTS	DECEMBER 31, 2013
Principal	$9,139	$—	$(9,139)	$—
Discount related to Series C Warrant (1)	(251)	251	—	—
Discount related to financing costs (1)	(514)	514	—	—

	$8,374	$765	$(9,139)	$—

(1)	The amortization of this account is included in interest expense in the consolidated statements of operations and non-cash interest expense in the consolidated statements of cash flows.

On October 2, 2012, the Company borrowed $7,500,000 pursuant to senior notes (October 2012 Junior Secured Promissory Notes) with a group of lenders. The October 2012 Junior Secured Promissory Notes have an initial term of three years and can be extended for an additional two years in one year increments. During the initial three-year term, the October 2012 Junior Secured Promissory Notes bear interest at 12% per annum. If the term of the October 2012 Junior Secured Promissory Notes is extended an additional year, the interest rate increases to 13% during the fourth year. If the term of the October 2012 Junior Secured Promissory Notes is extended for an additional two years, the interest rate is 14% during the fifth year. Interest on the October 2012 Junior Secured Promissory Notes is payable monthly through the initial maturity date of the loan which is October 2, 2015 or through any extension period. The principal and all unpaid interest are due on the maturity date, as may be extended.

As part of the terms of the October 2012 Junior Secured Promissory Notes, the Company is required to pay a fee of 5% of the funded principal amount to the agent that facilitated the borrowing and provides management of the relationship with the group of lenders (Agent Fee). This Agent Fee is payable within 30 days after all interest and principal have been paid. For each year the Company extends the maturity date of the October 2012 Junior Secured Promissory Notes beyond the initial term, the agent will receive an additional 1% fee based on the funded principal amount. The present value of the unpaid Agent Fee, based on 5% of the funded principal amount, or $261,000, as of the closing date of the October 2012 Junior Secured Promissory Notes was recorded as both deferred financing costs as a component of current and non-current other assets and non-current other liabilities. The amortization of the deferred financing costs and the accretion of the Agent Fee are recorded to interest expense over the term of the arrangement. As of December 31, 2013 and 2012, $502,000 and $270,000, respectively, of the Agent Fee, including the amounts relating to the additional funds received from the issuance of the April 2013 Junior Secured Promissory Notes discussed below, was recorded under non-current other liabilities. In addition, the Company incurred an additional $66,000 in financing-related costs, primarily legal fees. These costs were recorded as deferred financing costs as a component of current and non-current other assets and are being amortized to interest expense over the term of the arrangement.

The October 2012 Junior Secured Promissory Notes are secured by the Company’s ownership interest in MMM LLC, a security interest in the assets of the Manufacturing Plant, and all of the Company’s other assets, subject to certain permitted liens. This security interest was subordinate to the security interest held by the holders of the April 2012 Senior Secured Promissory Note as described above, which also had a security interest in MMM LLC.

The Company also issued warrants (Common Stock Warrants) to the group of lenders to purchase a number of shares of common stock equal to 15% of the funded principal amount of the October 2012 Junior Secured Promissory Notes divided by 70% of the value of common stock in a sale of the Company or a Qualified IPO, with such Common Stock Warrants having an exercise price of 70% of the value of common stock in a sale of the Company or a Qualified IPO. The Common Stock Warrants would be automatically exercised immediately prior to expiration on the earlier to occur of a Qualified IPO or a sale of the Company or the maturity of the October 2012 Junior Secured Promissory Notes. The October 2012 Junior Secured Promissory Notes could be prepaid six months after the initial funding date or earlier if a Qualified IPO or a sale of the Company occurs. As the predominant settlement feature of the Common Stock Warrants is to settle a fixed monetary amount in a variable number of shares, the Common Stock Warrants were accounted for under ASC 480. Accordingly, the Common Stock Warrants were recorded at estimated fair value on their issuance date and were adjusted to their estimated fair value as of each reporting date with the change in estimated fair value recorded as a component of change in estimated fair value of financial instruments in the Company’s consolidated statements of operations. The fair value of the Common Stock Warrants at the date of issuance of $282,000 was recorded as a discount to the October 2012 Junior Secured Promissory Notes and is being amortized to interest expense over the term of the arrangement. Until the effective date of the IPO, the Company estimated the fair value of the Common Stock Warrants using a PWERM valuation based on unobservable inputs, and, therefore, the Common Stock Warrants were considered to be Level 3 liabilities. Upon closing of the IPO, the exercise price of the Common Stock Warrants was determined to be $8.40 per share and the number of shares to be issued upon exercise of the warrants was no longer variable. As a result of the IPO, the Common Stock Warrants were considered to be indexed to the Company’s stock, and accordingly, the common stock warrants liability was reclassified and included in stockholders’ equity (deficit) during the year ended December 31, 2013.

The October 2012 Junior Secured Promissory Notes contain certain covenant requirements which include a requirement to maintain a minimum cash balance of the lesser of the April 2012 Senior Secured Promissory Note indebtedness described above or $5,000,000. As discussed above, the April 2012 Senior Secured Promissory Note was fully paid off in January 2013. The Company is also precluded from adding additional debt without lender approval unless such debt is subordinated to the October 2012 Junior Secured Promissory Notes and not more than $2,000,000. In the event of default on the October 2012 Junior Secured Promissory Notes, the lenders may declare the entire unpaid principal and interest immediately due and payable.

On April 10, 2013 (Conversion Date), the Company entered an amendment to increase, by up to $5,000,000, the amount available under the terms of the loan agreement with respect to the October 2012 Junior Secured Promissory Notes. Under this amendment, an additional $4,950,000 was issued in partial consideration for $3,700,000 in cash received and in partial conversion for the cancellation of $1,250,000 of the total principal balance of the October 2012 Subordinated Convertible Note described below (collectively, April 2013 Junior Secured Promissory Notes). The total amount borrowed under the amended loan agreement for the October 2012 Junior Secured Promissory Notes and the April 2013 Junior Secured Promissory Notes increased from $7,500,000 to $12,450,000 as of the Conversion Date. The accrued interest of $74,000 for the partially converted October 2012 Subordinated Convertible Note as of the Conversion Date shall be repaid or converted on the applicable maturity date of the October 2012 Subordinated Convertible Note.

In connection with the issuance of the April 2013 Junior Secured Promissory Notes, the Company issued additional warrants (Additional Common Stock Warrants) to purchase a number of shares of common stock equal to 20% of the funded principal amount of the April 2013 Junior Secured Promissory Notes divided by 70% of the value of common stock in a sale of the Company or a Qualified IPO, with such Additional Common Stock Warrants to have an exercise price of 70% of the value of common stock in a sale of the Company or a Qualified IPO. As the predominant settlement feature of the Additional Common Stock Warrants was to settle a fixed monetary amount in a variable number of shares, the Common Stock Warrants were accounted for under ASC 480. Accordingly, the Additional Common Stock Warrants were recorded at estimated fair value on their issuance date and were adjusted to their estimated fair value as of each reporting date with the change in estimated fair value recorded as a component of change in estimated fair value of financial instruments in the Company’s consolidated statements of operations. The fair value of the Additional Common Stock Warrants at the date of issuance was estimated to be $465,000. The Company estimated the fair value of the Additional Common Stock Warrants using a PWERM valuation based on unobservable inputs and, therefore, the Additional Common Stock Warrants were considered to be Level 3 liabilities. Upon closing of the IPO, the exercise price of the Common Stock Warrants was determined to be $8.40 per share and the number of shares to be issued upon exercise of the warrants was no longer variable. As a result of the IPO, the Common Stock Warrants were considered to be indexed to the Company’s stock, and accordingly, the common stock warrants liability was reclassified and included in stockholders’ equity (deficit) during the year ended December 31, 2013.

The debt holder who converted $1,250,000 principal balance of the October 2012 Subordinated Convertible Note (with a fair value of $1,360,000 on the date of conversion) also loaned an additional $2,500,000 in cash as part of the April 2013 Junior Secured Promissory Notes (collectively, the $3,750,000 Notes). The Company accounted for the conversion as an extinguishment of debt in accordance with ASC 470-50-40. The $1,360,000 fair value of the partially converted October 2012 Subordinated Convertible Note on the Conversion Date was derecognized and the fair value of the $3,750,000 Notes with the portion of the fair value of the Additional Common Stock Warrants issued to this debt holder on the date of issuance was recorded. The Company recorded the $49,000 excess of the total fair value of the $3,750,000 Notes and the related Additional Common Stock Warrants on the issuance date over total consideration received as a gain on extinguishment of debt in the accompanying consolidated statements of operations for the year ended December 31, 2013.

The following table shows the consideration received, fair values of the notes and common stock warrants issued and calculation of the gain on extinguishment of debt for the $3,750,000 Notes (in thousands):

Consideration received
Fair Value of October 2012 Subordinated Convertible Note	$1,360
Cash	2,500

Total Consideration Received (a)	$3,860
Notes and Warrants Issued
Principal Balance of Notes Issued	$3,750
Debt Discount (1)	(291)

Fair Value of Notes Issued	3,459
Fair Value of Additional Common Stock Warrants Issued	352

Total Fair Value of Notes and Warrants Issued (b)	$3,811

Gain on Extinguishment of Debt (a—b)	$49

(1)	The amortization of this account is being recorded in interest expense in the consolidated statements of operations over the term of the arrangement.

The remaining fair value to the Additional Common Stock Warrants of $113,000, net of the fair value of the Additional Common Stock Warrants issued of $352,000 related to the $3,750,000 Notes discussed above, was recorded as a debt discount to the April 2013 Junior Secured Promissory Notes and is being amortized to interest expense over the term of the arrangement.

As a result of the amendment described above, the Company is also required to pay the Agent Fee, 5% of the $3,700,000 in cash received from the April 2013 Junior Secured Promissory Notes, under the same terms as the October 2012 Junior Secured Promissory Notes. In addition, the portion of the Agent Fee relating to the converted October 2012 Subordinated Convertible Note that would be due under the terms of the October 2012 Subordinated Convertible Note will be paid under the terms of the October 2012 and April 2013 Junior Secured Promissory Notes. The present value of the unpaid Agent Fee of $172,000, based on 5% of the funded principal amount of $4,950,000, as of the closing date of the April 2013 Junior Secured Promissory Notes was recorded as both deferred financing costs as a component of current and non-current other assets and non-current other liabilities. The amortization of the deferred financing costs and the accretion of the Agent Fee are being amortized to interest expense over the term of the arrangement.

In addition, the Company incurred an additional $24,000 in financing-related costs, primarily legal fees. These costs were recorded as deferred financing costs as a component of current and non-current other assets and are being amortized to interest expense over the term of the arrangement.

The amendment to the loan agreement also amended the interest provision applicable to the October 2012 and April 2013 Junior Secured Promissory Notes to allow any holder of the October 2012 and April 2013 Junior Secured Promissory Notes to request the Company to defer all interest due monthly to the applicable maturity date, and the optional prepayment provision applicable to the October 2012 and April 2013 Junior Secured Promissory Notes to allow the Company to repay the outstanding amount of the October 2012 and April 2013 Junior Secured Promissory Notes, either (i) with the written consent of the lender or the agent on such lenders’ behalf or (ii) without such consent provided that the Company pays the interest that would have been due from the prepayment date to the initial maturity date.

Activity related to the October 2012 and April 2013 Junior Secured Promissory Notes from December 31, 2012 through December 31, 2013 consisted of the following (in thousands):

	DECEMBER 31, 2012	ADDITIONS	AMORTIZATION OF DEBT DISCOUNT	PRINCIPAL PAYMENTS	DECEMBER 31, 2013
Principal	$7,500	$4,950	$—	$—	$12,450
Debt discount related to issuance of common stock warrants (1)	(258)	(113)	130	—	(241)
Discount related to the $3,750,000 Notes (1)	—	(291)	87	—	(204)

	$7,242	$4,546	$217	$—	$12,005

(1)	The amortization of this account is included in interest expense in the consolidated statements of operations and as non-cash interest expense in the consolidated statements of cash flows.

On June 14, 2013, the Company entered into a credit facility agreement (June 2013 Credit Facility) with a group of lenders that are, or that are affiliated with, existing investors in the Company. Under the June 2013 Credit Facility, the lenders have committed to permit the Company to draw an aggregate of up to $5,000,000, and, subject to the Company’s obtaining additional commitments from lenders, such amount may be increased to up to $7,000,000. The June 2013 Credit Facility expires on June 30, 2014. During the term of the June 2013 Credit Facility, the Company may request from the lenders up to four advances, with each advance equal to one-quarter of each lender’s aggregate commitment amount. The Company will issue a promissory note in the principal amount of each such advance that will accrue interest at a rate of 10% per annum. The principal and all unpaid interest under the promissory notes are due on the maturity date, and the Company may not prepay the promissory notes prior to the maturity date without consent of at least a majority in interest of the aggregate principal amount of the promissory notes then outstanding under the credit facility. In connection with the June 2013 Credit Facility, the Company agreed to pay a fee of 2% of the total commitment amount to the lenders. In addition, the Company incurred an additional $10,000 in financing-related costs, primarily legal fees. These costs were recorded as deferred financing costs as a component of current other assets and are being amortized to interest expense over the term of the arrangement.

In connection with the June 2013 Credit Facility, the Company issued warrants (June 2013 Warrants) to purchase a number of shares of common stock equal to 10% of the total committed amount of the June 2013 Credit Facility divided by 70% of the value of common stock in a sale of the Company or a Qualified IPO, with such June 2013 Warrants to have an exercise price of 70% of the value of common stock in a sale of the Company or a Qualified IPO. The June 2013 Warrants expire upon the earlier of June 14, 2023 or the sale of the Company. As the predominant settlement feature of the June 2013 Warrants was to settle a fixed monetary amount in a variable number of shares, the June 2013 Warrants were accounted for under ASC 480. Accordingly, the June 2013 Warrants were recorded at estimated fair value on their issuance date and were adjusted to their estimated fair value as of each reporting date with the change in estimated fair value recorded as a component of change in estimated fair value of financial instruments in the Company’s consolidated statements of operations. The fair value of the June 2013 Warrants at the date of issuance of $435,000 was recorded as a deferred financing cost as a current other asset and is being amortized to interest expense over the term of the arrangement. Until the effective date of the IPO, the Company estimated the fair value of the June 2013 Warrants using a PWERM valuation based on unobservable inputs and, therefore, the June 2013 Warrants were considered to be Level 3 liabilities. Upon closing of the IPO, the exercise price of the June 2013 Warrants was determined to be $8.40 per share and the number of shares to be issued upon exercise of the warrants was no longer variable. As a result of the IPO, the June 2013 Warrants were considered to be indexed to the Company’s stock, and accordingly, the common stock warrants liability was reclassified and included in stockholders’ equity (deficit) during the year ended December 31, 2013.

During the year ended and as of December 31, 2013, there were no amounts outstanding under the June 2013 Credit Facility.

The Company is also required to comply with certain affirmative and negative covenants under the debt agreements discussed above. In the event of default on the debt, the lender(s) may declare the entire unpaid principal and interest immediately due and payable. As of December 31, 2013, the Company was in compliance with all of the affirmative and negative covenants, and there were no events of default, as defined in the agreements, related to the debt.